Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income and Expense [Abstract]
Net Finance Income/(Expense)

	Year ended December 31,
	2023	2022	2021
	$’000	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	1,890	—	—
Gain on cash equivalents and other financial assets at FVTPL	2,950	308	—
Interest income under effective interest rate method at FVOCI	4,138	858	—
Finance income	8,978	1,166	—

Finance expense
Finance expense on investment	(660)	(123)	—
Interest expense	(63)	—	(9)
Finance expense	(723)	(123)	(9)